Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Value, Assets	$ 72,112	$ 50,780
Fair Value, Assets	2,046	1,853
Notional Value, Liabilities	80,044	47,993
Fair Value, Liabilities	2,099	1,717
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	32,647	21,724
Fair Value, Assets	$ 1,097	$ 888
Derivative Asset Average Remaining Maturity Period	5 years 8 months 9 days	6 years 1 month 2 days
Notional Value, Liabilities	$ 14,068	$ 5,880
Fair Value, Liabilities	$ 54	$ 24
Derivative Liability Average Remaining Maturity Period	4 years 8 months 16 days	3 years 9 months 15 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 10,685	$ 4,622
Fair Value, Assets	$ 43	$ 26
Derivative Asset Average Remaining Maturity Period	4 years 6 months 18 days	3 years 3 months 7 days
Notional Value, Liabilities	$ 35,045	$ 21,821
Fair Value, Liabilities	$ 1,160	$ 892
Derivative Liability Average Remaining Maturity Period	5 years 8 months 27 days	6 years 29 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 8,705	$ 4,409
Fair Value, Assets	$ 10	$ 10
Derivative Asset Average Remaining Maturity Period	2 years 7 months 10 days	3 years 9 months 15 days
Notional Value, Liabilities	$ 146	$ 24
Fair Value, Liabilities	$ 1
Derivative Liability Average Remaining Maturity Period	2 years 2 months 23 days	2 years 5 months 1 day
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 146	$ 24
Fair Value, Assets	$ 2
Derivative Asset Average Remaining Maturity Period	2 years 2 months 23 days	2 years 5 months 1 day
Notional Value, Liabilities	$ 8,482	$ 4,375
Fair Value, Liabilities	$ 9	$ 10
Derivative Liability Average Remaining Maturity Period	2 years 6 months 26 days	3 years 9 months 15 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets		$ 1,811
Derivative Asset Average Remaining Maturity Period		2 months 19 days
Notional Value, Liabilities	$ 2,859	$ 226
Fair Value, Liabilities	$ 2
Derivative Liability Average Remaining Maturity Period	10 months 2 days	5 months 12 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 45	$ 152
Derivative Asset Average Remaining Maturity Period	11 months 19 days	1 year 29 days
Notional Value, Liabilities		$ 46
Derivative Liability Average Remaining Maturity Period		1 year 8 months 23 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 18,399	$ 17,062
Fair Value, Assets	$ 851	$ 890
Derivative Asset Average Remaining Maturity Period	7 months 2 days	6 months 7 days
Notional Value, Liabilities	$ 17,959	$ 14,645
Fair Value, Liabilities	$ 830	$ 752
Derivative Liability Average Remaining Maturity Period	6 months 29 days	7 months 2 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,485	$ 976
Fair Value, Assets	$ 43	$ 39
Derivative Asset Average Remaining Maturity Period	1 year 2 months 9 days	5 months 9 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 1,485	$ 976
Fair Value, Liabilities	$ 43	$ 39
Derivative Liability Average Remaining Maturity Period	1 year 2 months 9 days	5 months 9 days